Subsequent Events - Additional Information (Details)				1 Months Ended	3 Months Ended	6 Months Ended	9 Months Ended		12 Months Ended
	Oct. 13, 2023 USD ($)	Mar. 31, 2023 USD ($)	Feb. 07, 2023 shares	Apr. 14, 2023 USD ($) Extension $ / shares	Dec. 31, 2023 USD ($)	Jul. 14, 2023 USD ($) Extension $ / shares	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 25, 2023 USD ($)	Dec. 15, 2023 USD ($)	Jul. 01, 2023 USD ($)	Apr. 06, 2023 USD ($) shares	Mar. 12, 2023 USD ($)	Jan. 24, 2023 USD ($)	Jan. 13, 2023 USD ($)	Jan. 12, 2023 USD ($)
Subsequent Event [Line Items]
Loan receivable face value													$ 1,800,000
Restricted cash and cash equivalents non current							$ 323,000		$ 323,000	$ 323,000
ADIT EDTECH ACQUISITION CORP [Member]
Subsequent Event [Line Items]
Outstanding principal amount																		$ 444,136
Proceeds from related party debt							$ 202,683	$ 100,000	$ 150,000	$ 150,000
ADIT EDTECH ACQUISITION CORP [Member] | GRIID Infrastructure LLC
Subsequent Event [Line Items]
Debt instrument face value																		1,800,000
Outstanding principal amount																		1,478,272
Aggregate deposit amount						$ 888,272
Aggregate deposits amount per share | $ / shares						$ 0.06
Number of extensions | Extension						6
Extensions term						1 month
ADIT EDTECH ACQUISITION CORP [Member] | Promissory Note
Subsequent Event [Line Items]
Outstanding principal amount																		1,478,272
Subsequent Event
Subsequent Event [Line Items]
Cumulative amount of advance												$ 180,000					$ 444,000
Subsequent Event | Wholly Owned Subsidiary [Member]
Subsequent Event [Line Items]
Proceeds from the sale of land		$ 1,200,000
Proceeds from the sale of machinery and equipment		$ 500,000
Subsequent Event | Additional Unsecured Promissory Notes [Member]
Subsequent Event [Line Items]
Debt instrument face value														$ 2,825,000
Subsequent Event | Additional Private Placement Notes [Member]
Subsequent Event [Line Items]
Debt instrument face value					$ 7,520,000
Subsequent Event | Warrant [Member] | Additional Private Placement Notes [Member]
Subsequent Event [Line Items]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability, Issuances					$ 13,776,000
Debt Instrument, Interest Rate, Stated Percentage					15.00%
Principal Amount Of Debt Whose Maturity Has Been Extended					$ 15,213,000
Subsequent Event | Signature Bank [Member]
Subsequent Event [Line Items]
Restricted cash and cash equivalents non current															$ 323,000
Subsequent Event | Leases Renewed In Cincinati Ohio [Member]
Subsequent Event [Line Items]
Operating lease term of renewal																2 years
Lessee Operating Lease Monthly Rent																$ 3,000
Subsequent Event | Warrants To Exercise Class B Units [Member]
Subsequent Event [Line Items]
Warrants and rights outstanding											$ 1,106,000
Subsequent Event | Warrants To Exercise Class B Units [Member] | Additional Unsecured Promissory Notes [Member]
Subsequent Event [Line Items]
Short term debt fixed interest rate percentage														15.00%
Class of warrants or rights number of securities covered by warrants or rights | shares														107,614
Number of units excercisable as a percentage of outstanding equity interests after merger														0.76875%
Subsequent Event | ADIT EDTECH ACQUISITION CORP [Member] | GRIID Infrastructure LLC
Subsequent Event [Line Items]
Payment to acquire restricted investments	$ 60,000
Proceeds from related party debt	60,000
Subsequent Event | ADIT EDTECH ACQUISITION CORP [Member] | Promissory Note | GRIID Infrastructure LLC
Subsequent Event [Line Items]
Outstanding principal amount	$ 1,478,272
Maximum | ADIT EDTECH ACQUISITION CORP [Member] | Promissory Note
Subsequent Event [Line Items]
Debt instrument face value																		1,800,000
Maximum | Subsequent Event | Promissory Note
Subsequent Event [Line Items]
Loan receivable face value																	$ 900,000
Maximum | Subsequent Event | ADIT EDTECH ACQUISITION CORP [Member] | Promissory Note
Subsequent Event [Line Items]
Debt instrument face value																		$ 900,000
Minimum | ADIT EDTECH ACQUISITION CORP [Member]
Subsequent Event [Line Items]
Average aggregate global market capitalization | shares			40,000,000
Minimum | Subsequent Event | ADIT EDTECH ACQUISITION CORP [Member]
Subsequent Event [Line Items]
Average aggregate global market capitalization | shares			40,000,000
Scenario Forecast | ADIT EDTECH ACQUISITION CORP [Member] | GRIID Infrastructure LLC
Subsequent Event [Line Items]
Aggregate deposit amount				$ 444,136
Aggregate deposits amount per share | $ / shares				$ 0.06
Number of extensions | Extension				6
Extensions term				1 month